CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Consolidated Statements of Operations
REVENUES	$ 51,368	$ 325,720	$ 249,008	$ 674,639	$ 1,187,296	$ 1,330,583
COST OF REVENUES	171,627	291,745	392,735	644,385	1,244,055	1,566,018
GROSS LOSS	(120,259)	33,975	(143,727)	30,254	(56,759)	(235,435)
Operating Expenses
Selling, General and Administrative	354,191	543,208	698,510	990,702	1,719,731	1,474,082
Impairment of assets	0	0	0	0	304,936	42,653
Loss (gain) on disposal of assets	23,051	0	23,051	0	(18,008)	141,197
Total Operating Expenses	331,140	543,208	675,459	990,702	2,042,675	1,375,538
OPERATING LOSS	(451,399)	(509,233)	(819,186)	(960,448)	(2,099,434)	(1,610,973)
Other Income (Expense)
Gain on extinguishment of liabilities	107,870	0	107,870	0	0	15,478
Interest income	1,212	42	1,739	85	87	190
Loss from Equity Method Investments	0	0	0	0	0	(10,000)
Interest expense	359,183	33,349	446,442	68,866	174,916	155,059
Total other income (expense)	(250,101)	(33,307)	(336,833)	(68,781)	(174,829)	(149,391)
LOSS BEFORE INCOME TAXES	(701,500)	(542,540)	(1,156,019)	(1,029,229)	(2,274,263)	(1,760,364)
Federal and state income taxes	0	0	0	0	0	0
NET LOSS	$ (701,500)	$ (542,540)	$ (1,156,019)	$ (1,029,229)	$ (2,274,263)	$ (1,760,364)
Earnings Per Share
Basic and diluted loss per share	$ (0.08)	$ (0.06)	$ (0.13)	$ (0.12)	$ (0.26)	$ (0.24)
Weighted Average Common Shares Outstanding, Basic and Diluted	9,084,496	8,621,747	9,002,405	8,424,591	8,592,489	7,318,480